10. Stock-based compensation	3 Months Ended
Mar. 31, 2016
Stock-based Compensation
Note 10. Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

a)	Stock options

		March 31, 2016
	Number of shares (000's)	Weighted average exercise price CAD
Outstanding - beginning of period	13,208	0.60
Exercised	(60)	0.25
Forfeited/Expired	(1,067)	1.42
Outstanding - end of period	12,081	0.53

At March 31, 2016, the following stock options were outstanding:

Number of shares (000's)	Vested (000's)	Aggregate intrinsic value CAD (000's)	Price per share CAD	Expiry Date
250	250	-	2.05 – 2.23	Jul 2016
1,496	1,496	-	0.73 – 1.25	Jan – Jun 2017
6,325	6,325	185	0.30 – 0.56	Mar – Dec 2018
4,010	3,985	486	0.21 – 0.38	Dec 2019 – Dec 2020
12,081	12,056	671

				March 31, 2016
Weighted average exercise price for exercisable options				0.28
Weighted average share price for options exercised				0.25
Weighted average years to expiry for exercisable options				3.61

For the three months ended March 31, 2016, the total stock-based compensation charges related to options granted and vested to employees and directors was $41,550 (2015 –$Nil).